INTANGIBLE ASSETS (Tables)	12 Months Ended
Mar. 31, 2026
Intangible assets [Abstract]
Disclosure of detailed information about intangible assets

	Note	Development projects	Computer software, licenses and other	Technology	Customer relationships	Brands(i)	Total
Cost:
Balance, at March 31, 2024		$80,367	$69,656	$315,256	$345,318	$199,828	$1,010,425
Additions		32,826	10,391	116	—	745	44,078
Acquisition of subsidiaries	5	—	1,991	10,200	45,743	17,041	74,975
Disposals		(723)	(1,843)	—	(164)	—	(2,730)
Exchange and other adjustments (ii)		16,356	2,519	20,334	(96,261)	10,411	(46,641)
Balance, at March 31, 2025		$128,826	$82,714	$345,906	$294,636	$228,025	$1,080,107
Additions		31,102	11,952	80	—	—	43,134
Acquisition of subsidiaries (iii)	5	—	—	—	521	372	893
Disposals		(2,754)	(853)	(2,232)	(760)	—	(6,599)
Exchange and other adjustments (ii)		4,225	(5,503)	(28,795)	(7,952)	(4,625)	(42,650)
Balance, at March 31, 2026		$161,399	$88,310	$314,959	$286,445	$223,772	$1,074,885

		Development projects	Computer software, licenses and other	Technology	Customer relationships	Brands(i)	Total
Amortization:
Balance, at March 31, 2024		$(34,045)	$(38,085)	$(99,364)	$(152,973)	$(6,411)	$(330,878)
Amortization		(9,135)	(11,431)	(32,616)	(29,065)	(2,925)	(85,172)
Disposals		723	1,843	—	164	—	2,730
Exchange and other adjustments (ii)		(9,259)	(1,308)	(7,818)	107,785	2,344	91,744
Balance, at March 31, 2025		$(51,716)	$(48,981)	$(139,798)	$(74,089)	$(6,992)	$(321,576)
Amortization		(14,553)	(13,005)	(31,472)	(25,233)	(6,319)	(90,582)
Disposals		2,754	793	2,232	760	—	6,539
Exchange and other adjustments (ii)		(3,285)	6,797	25,804	2,440	3,188	34,944
Balance, at March 31, 2026		$(66,800)	$(54,396)	$(143,234)	$(96,122)	$(10,123)	$(370,675)
Net book value:
At March 31, 2026		$94,599	$33,914	$171,725	$190,323	$213,649	$704,210
At March 31, 2025		$77,110	$33,733	$206,108	$220,547	$221,033	$758,531